Impairment losses and goodwill	12 Months Ended
Dec. 31, 2022
Impairment losses and goodwill
Impairment losses and goodwill

Note 7    Impairment losses and goodwill

7.1    Impairment losses

(in millions of euros)	2022	2021	2020
Romania	(789)	—	—
Mobile Financial Services	(28)	—	—
Spain	—	(3,702)	—
Total of impairment of goodwill	(817)	(3,702)	—

Impairment tests on Cash-Generating Units (CGUs) may result in impairment losses on goodwill (see Note 7.2) and on fixed assets (see Note 8.3).

At December 31, 2022

Romania

In Romania, the goodwill impairment of (789) million euros mainly reflects:

−a material increase in the discount rate due to changes in market assumptions;

−greater competitive pressure; and

−the downward revision of the business plan compared with the plan used at December 31, 2021, particularly in the early years.

Following the impairment of goodwill in Romania, the net carrying value of the assets of the CGU has been reduced to the value in use of current and long-term assets at 100% at December 31, 2022, i.e. 1.7 billion euros.

Mobile Financial Services

Impairment of (49) million euros was recorded on Mobile Financial Services (including (28) million euros on goodwill and (21) million euros on fixed assets) due to deterioration of the business plan.

At December 31, 2022, the net carrying value of goodwill was reduced to zero and the value in use of the CGU amounted to 0.4 billion euros.

At December 31, 2021

In Spain, the business plan has been significantly revised downward since December 31, 2020, in view of:

−	a deteriorating competitive environment despite market consolidation operations (affected by the erosion of average revenue per user); and
−	uncertainties surrounding the continuation of the health crisis (delay in the forecasts for economic recovery).

The revision of the business plan in Spain has led to the recognition during the first semester of (3,702) million euros impairment of goodwill, bringing the net book value of tested assets down to the value in use of current and long-term assets, i.e. 7.7 billion euros.

At December 31, 2020

At December 31, 2020, impairment tests did not result in the Group recognizing any impairment losses.

7.2    Goodwill

(in millions of euros)	December 31, 2022			December 31, 2021	December 31, 2020
	Gross value	Accumulated	Net book value	Net book value	Net book value
		impairment
		losses
France	13,189	(13)	13,176	14,364	14,364
Europe	12,962	(8,377)	4,586	6,079	9,512
Spain	6,550	(3,816)	2,734	3,170	6,872
Slovakia	806	—	806	806	806
Romania	1,806	(1,359)	447	1,504	1,236
Belgium	1,049	(713)	336	336	336
Poland	2,605	(2,470)	135	135	136
Moldova	78	—	78	80	76
Luxembourg	68	(19)	50	50	50
Africa & Middle-East	2,379	(958)	1,420	1,465	1,443
Burkina Faso	428	—	428	428	428
Côte d’Ivoire	417	(42)	375	375	375
Morocco	249	—	249	265	253
Jordan	293	(175)	118	111	103
Sierra Leone	73	—	73	114	118
Cameroon	134	(90)	44	44	44
Other	784	(651)	133	128	122
Enterprise	2,941	(651)	2,289	2,237	2,225
Totem(1)	1,624	—	1,624	N/A	N/A
International Carriers and Shared Services	18	—	18	18	18
Mobile Financial Services	28	(28)	—	28	35
Goodwill	33,140	(10,028)	23,113	24,192	27,596

(1)In 2021 and 2020, Totem's figures were included in France and Spain segments (see Note 1.1).

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2022	2021	2020
Gross Value in the opening balance		33,626	33,273	33,579
Acquisitions(1)		(206)	266	26
Disposals		—	(4)	—
Translation adjustment		(280)	91	(331)
Reclassifications and other items		—	—	—
Gross Value in the closing balance		33,140	33,626	33,273
Accumulated impairment losses in the opening balance		(9,435)	(5,678)	(5,935)
Impairment	7.1	(817)	(3,702)	—
Disposals		—	—	—
Translation adjustment		225	(55)	257
Accumulated impairment losses in the closing balance		(10,028)	(9,435)	(5,678)
Net book value of goodwill		23,113	24,192	27,596

(1)

In 2022, mainly includes the finalization of the purchase price allocation for Telekom Romania Communications, resulting in the revision of the amount of preliminary goodwill recognized in 2021 for (272) million euros. In 2021, mainly included preliminary goodwill of 272 million euros related to the acquisition of Telekom Romania Communications.

7.3    Key assumptions used to determine recoverable amounts

The key operational assumptions reflect past experience and expected trends: unforeseen changes have in the past affected and could continue to significantly affect these expectations. In this respect, the review of expectations could affect the margin of recoverable amounts over the carrying value tested (see Note 7.4) and result in impairment of goodwill and fixed assets.

In 2022, the Group updated its strategic plan during the second half (for the period 2023-2025). Accordingly, new business plans were prepared for all CGUs.

The discount rates and perpetual growth rates used to determine the values in use were revised as follows at the end of December 2022:

–  discount rates have risen sharply as a result of the deteriorating macro-economic environment (higher interest rates), and may include a specific premium reflecting an assessment of the risks of achieving certain business plans, or of country risks, particularly in Romania;

–  perpetual growth rates were maintained for most geographical areas.

At December 31, 2022, the business plans and key operating assumptions were sensitive to the following:

–  inflation, in particular rising energy prices, and the ability to preserve margins by adjusting rates and optimizing costs and investments;

–  the fiercely competitive nature of the markets in which the Group operates, where price pressure is strong;

–  the decisions by regulatory and competition authorities in terms of stimulating business investment, and rules for awarding 5G operating licenses and market concentration; and

–  specifically in the Middle-East and the Maghreb (Jordan, Egypt and Tunisia) as well as in some African countries (Mali, Democratic Republic of the Congo, Central African Republic, Sierra Leone and Burkina Faso): changes in the political situation and security with their resulting negative economic impacts on the overall business climate.

The parameters used to determine the recoverable amount of the main consolidated activities or the activities most sensitive to the assumptions of the impairment tests are as follows:

December 31, 2022	France		Spain	Poland	Enterprise	Romania	Belgium	Mobile	Côte
								Financial	d'Ivoire/
								Services	Burkina
									Faso/
									Liberia
Basis of recoverable amount	Value in use								Fair value
Source used	Internal plan								NA
Methodology	Discounted cash flow								NA
Cost of equity	NA		NA	NA	NA	NA	NA	12.3%	NA
Perpetuity growth rate	0.8%		1.5%	2.0%	0.5%	2.5%	0.8%	2.0%	NA
Post-tax discount rate	6.3%		7.5%	7.8%	6.8%	10.5%	7.0%	NA	NA
Pre-tax discount rate	8.4%		10.0%	9.1%	9.2%	11.8%	8.8%	NA	NA

December 31, 2021	France		Spain	Poland	Enterprise	Romania	Belgium/
							Luxembourg
Basis of recoverable amount	Value in use						Fair value
Source used	Internal plan						NA
Methodology	Discounted cash flow						NA
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	2.5%	NA
Post-tax discount rate	5.8	%(1)	6.8%	7.3%	8.3%	7.0%	NA
Pre-tax discount rate	7.6%		8.4%	8.5%	11.1%	7.9%	NA

December 31, 2020	France		Spain	Poland	Enterprise	Romania	Morocco	Belgium/
								Luxembourg
Basis of recoverable amount	Value in use							Fair value
Source used	Internal plan							NA
Methodology	Discounted cash flow							NA
Perpetuity growth rate	0.8%		1.5%	1.5%	0.3%	2.3%	2.8%	NA
Post-tax discount rate	5.5	%(1)	6.5%	7.3%	7.5%	7.5%	7.3%	NA
Pre-tax discount rate	7.4%		8.1%	8.5%	10.2%	8.5%	8.6%	NA

(1)	The after-tax discount rate for France included a corporate tax reduction of 25.83% since 2022.

At December 31, 2021, the fair value of Belgium/Luxembourg had been defined on the basis of the conditional voluntary public tender offer for the shares of Orange Belgium, which closed on May 4, 2021 (see Note 3.2).

The Group’s listed subsidiaries are Orange Polska (Warsaw Stock Exchange), Orange Belgium (Brussels Stock Exchange), Jordan Telecom (Amman Stock Exchange), Sonatel (Regional Stock Exchange (BRVM)), and, since December 30, 2022, Orange Côte d’Ivoire (BRVM). The aggregated share of these subsidiaries, which publish their own regulated information, is less than or equal to 20% of consolidated revenues, operating income and net income excluding non-recurring transactions.

7.4    Sensitivity of recoverable amounts

Because of the correlation between operating cash flows and investment capacity, a sensitivity of net cash flows is used. As cash flows at the terminal point represent a significant portion of the recoverable amount, a change of plus or minus 10% in these cash flows is presented as a sensitivity assumption.

The cash flows are those generated by operating activities net of acquisitions and disposals of property, plant and equipment and intangible assets (including a tax expense at a standard rate, repayment of lease liabilities and debt related to financed assets, related interest expenses and excluding other interest expenses). An additional analysis was carried out on the most sensitive CGUs for which the amount of lease liabilities was material in order to confirm the absence of impairment losses or additional impairment losses.

A sensitivity analysis was carried out on the main consolidated activities or the activities most sensitive to the assumptions of the impairment tests and is presented below to enable readers of the financial statements to estimate the effects of their own estimates. Changes in cash flows, perpetual growth rates or discount rates exceeding the sensitivity levels presented have been observed in the past.

			Decrease in the discounted cash
	Increase in discount rate in	Decrease in the perpetual	flows of the terminal value in
	order for the recoverable	growth rate in order for the	order for the recoverable amount
	amount to be equal to the net	recoverable amount to be	to be equal to the net carrying
	carrying value (in basis points)	equal to the net carrying value	value (in %)
		(in basis points)
December 31, 2022
France	+139 bp	(120) bp	-26%
Spain	+44 bp	(47) bp	-8%
Poland	+249 bp	(272) bp	-32%
Enterprise	+100 bp	(115) bp	-19%
Belgium	+97 bp	(97) bp	-15%
Sierra Leone	+50 bp	(72) bp	-6%

December 31, 2021
France	+234 bp	(217) bp	-39%
Spain	+19 bp	(21) bp	-4%
Poland	+269 bp	(221) bp	-30%
Enterprise	+1,125 bp	(1,026) bp	-83%
Romania	+44 bp	(45) bp	-10%

December 31, 2020
France	+141 bp	(124) bp	-28%
Spain	+1 bp	(1) bp	—%
Poland	+189 bp	(151) bp	-23%
Enterprise	+1,067 bp	(1,691) bp	-82%
Romania	+49 bp	(49) bp	-9%
Morocco	+354 bp	(433) bp	-53%
Belgium	NA	NA	NA

Romania

In 2022, the value in use of the Romania CGU was revised based on the key valuation assumptions established by the local governance. The revision of the assumptions resulted in (789) million euros of goodwill impairment.

A sensitivity analysis was carried out at December 31, 2022 on each of the following criteria, taken individually:

–  a 1% increase in the discount rate;

–  a 1% decrease in the perpetual growth rate;

–  a 10% decrease in cash flows in the terminal year.

This sensitivity analysis identified an estimated risk of additional impairment of up to 30% of the impairment loss recognized at December 31, 2022.

Mobile Financial Services

In 2022, the value in use of the Mobile Financial Services CGU was revised based on the key valuation assumptions established by the local governance. The revision of the assumptions resulted in impairment of goodwill of (28) million euros and impairment of fixed assets of (21) million euros, representing all the assets that can be impaired under IAS 36. Sensitivity analyses are therefore not relevant.

Côte d’Ivoire

At December 31, 2022, the fair value of the Côte d’Ivoire, Burkina Faso and Liberia CGUs was defined on the basis of the public sale offer on shares of Orange Côte d’Ivoire, carried out by the state of Côte d’Ivoire over a subscription period from December 5 to December 19, 2022. This transaction was followed by the initial public offering (BRVM) of Orange Côte d’Ivoire on the financial market of the West African Economic and Monetary Union (WAEMU) on December 30, 2022. Sensitivity analyses, calculated on cash flows and financial parameters, are therefore not relevant for these three CGUs at December 31, 2022.

Sierra Leone

A sensitivity analysis was also carried out on Sierra Leone on each of the following criteria, taken individually:

–  a 1% increase in the discount rate;

–  a 1% decrease in the perpetual growth rate;

–  a 10% decrease in cash flows in the terminal year.

This sensitivity analysis identified an estimated risk of impairment of up to 8% of the net value of goodwill.

The other entities not listed above each account for less than 3% of the recoverable amount of the consolidated entities or do not present a recoverable amount close to the net value.

Accounting policies

Goodwill recognized as an asset in the statement of financial position comprises the excess calculated:

–  either on the basis of the equity interest acquired (and for business combinations after January 1, 2010, with no subsequent changes for any additional purchases of non-controlling interests); or

–  on a 100% basis, leading to the recognition of goodwill relating to non-controlling interests.

Goodwill is not amortized. It is tested for impairment at least annually and more frequently when there is an indication that it may be impaired. Thus, changes in general economic and financial trends, the different levels of resilience of the telecommunication operators with respect to the deterioration of local economic environments, changes in the market capitalization of telecommunication operators, as well as financial performance compared to market expectations represent external impairment indicators that are analyzed by the Group, together with internal performance indicators, in order to assess whether an impairment test should be performed more than once a year.

These tests are performed at the level of each Cash-Generating Unit (CGU) (or group of CGUs). These generally correspond to business segments or to each country in the Africa and Middle-East region and Europe. This is reviewed if the Group changes the level at which it monitors return on investment for goodwill testing purposes.

To determine whether an impairment loss should be recognized, the carrying value of the assets and liabilities of the CGUs or groups of CGUs is compared to their recoverable amount, for which Orange uses mostly the value in use.

Value in use is estimated as the present value of the expected future cash flows. Cash flow projections are based on economic and regulatory assumptions, license renewal assumptions and sales activity and investment forecasts drawn up by the Group’s management, as follows:

–  cash flow projections are based on three-to-five-year business plans and include a tax cash flow calculated as EBIT (operating income) multiplied by the statutory tax rate (excluding the impact of deferred tax and unrecognized tax loss carryforwards at the date of valuation). In the case of recent acquisitions, longer-term business plans may be used;

–  post-tax cash flow projections beyond that timeframe may be extrapolated by applying a declining or flat growth rate for the next year, and then a perpetual growth rate reflecting the expected long-term growth in the market;

–  post-tax cash flows are subject to a post-tax discount rate, using rates which incorporate a relevant premium reflecting a risk assessment for the implementation of certain business plans or country risks. The value in use derived from these calculations is identical to the one that would result from discounting pre-tax cash flows at pre-tax discount rates.

The key operating assumptions used to determine values in use are common across all of the Group’s business segments. Key assumptions for most CGUs include:

–  key revenue assumptions, which reflect market level, penetration rate of the offers and market share, positioning of the competition’s offers and their potential impact on market price levels and their transposition to the Group’s offer bases, regulatory authority decisions on pricing of services to customers and on access and pricing of inter-operator services, technology migration of networks (e.g. extinction of copper local loops), decisions of competition authorities in terms of concentration or regulation of adjacent sectors such as cable;

–  key cost assumptions, on the level of marketing expenses required to deal with the pace of product line renewals and the positioning of the competition, the ability to adjust costs to potential changes in revenues or the effects of natural attrition and employee departure plans underway;

–  key assumptions on the level of capital expenditure, which may be affected by the rollout of new technologies, by decisions of regulatory authorities relating to licenses and spectrum allocation, deployment of fiber networks, mobile network coverage, sharing of network elements or obligations to open up networks to competitors.

The tested net carrying values include goodwill, land and assets with finite useful lives (property, plant and equipment, intangible assets and net working capital requirements including intra-group balances). The Orange brand, an asset with an indefinite useful life, is subject to a specific test, see Note 8.3.

If an entity partially owned by the Group includes goodwill attributable to non-controlling interests, the impairment loss is allocated between the shareholders of Orange SA and the non-controlling interests on the same basis as that on which profit or loss is allocated (i.e. ownership interest).

Impairment loss for goodwill is recorded definitively in operating income.